Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments
	December 31, 2023			December 31, 2022
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	70	168	2	110	132	2
- Interest currency swap		84	2	1	144	2
- Outright				3	12	2
	70	252		114	288
Derivatives on interest rate
- Interest rate swap	62	34	2	137	58	2
	62	34		137	58
Derivatives on commodities
- Over the counter	2,902	2,103	2	9,571	8,663	2
- Future	3,027	2,905	1	6,886	5,764	1
- Options	106	114	2		2	1
- Other	11		2		80	2
	6,046	5,122		16,457	14,509
	6,178	5,408		16,708	14,855
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	80	13	2
- Future				339	192	1
	80	13		339	192
Derivatives on interest rate
- Interest rate swap	6		1	21		2
	6			21
	86	13		360	192
Options
- Other options		41	2		144	3
		41			144
Gross amount	6,264	5,462		17,068	15,191
Offsetting	(2,895)	(2,895)		(5,863)	(5,863)
Net amount	3,369	2,567		11,205	9,328
Of which:
- current	3,323	2,414		11,076	9,042
- non-current	46	153		129	286

Schedule of hedging derivative instruments
	December 31, 2023			December 31, 2022
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	310	147	6	83	(4)
- Future		(23)		1,350	(3,912)	275
- Other					9
	310	124	6	1,433	(3,907)	275
Derivatives on interest rate
- Interest rate swap	128	(19)		127	24
	128	(19)		127	24
	438	105	6	1,560	(3,883)	275

Schedule of breakdown of underlying asset or liability under cash flow hedge
	December 31, 2023			December 31, 2022
(€ million)	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	(169)	56	(436)	4,059	(499)	(4,666)
	(169)	56	(436)	4,059	(499)	(4,666)
Derivatives on interest rate
- hedged flows	(19)	(6)		(15)	16	(11)
	(19)	(6)		(15)	16	(11)
	(169)	50	(436)	4,044	(483)	(4,677)

Schedule of effects recognized in other operating profit (loss)
(€ million)	2023	2022	2021
Net income (loss) on cash flow hedging derivatives	6	275	(51)
Net income (loss) on other derivatives	472	(2,011)	954
	478	(1,736)	903

Schedule of effects recognized in finance income (loss)
(€ million)	2023	2022	2021
Derivatives on exchange rate	(63)	(70)	(322)
Derivatives on interest rate	2	81	16
Options		2
	(61)	13	(306)